Significant Subsequent Events	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Significant Subsequent Events
39.	SIGNIFICANT SUBSEQUENT EVENTS

On March 1, 2021, the subsidiary, USISH, issued unsecured convertible corporate bonds of RMB3,450,000 thousand with a six-year term and the annual interest rates are 0.1%, 0.2%, 0.6%, 1.3%, 1.8% and 2.0%, respectively, for the respective year.